ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Abgent Inc. and its subsidiaries
Acquired Assets and Assumed Liabilities Recorded at Fair Value

The acquisition was accounted for under the acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

	Amount	Amortization Period
Current assets	$2,823
Property, plant and equipment	807
Intangible assets-brand names	2,532	30 years
Intangible assets-customer relationships	243	10 years
Intangible assets-patents	484	5.9-10 years
Intangible assets-non-compete agreements	1,105	5 years
Goodwill	7,927
Current liabilities	(2,307)
Deferred tax liabilities	(1,540)

Total purchase price	$12,074

Medkey
Acquired Assets and Assumed Liabilities Recorded at Fair Value

The acquisition was accounted for under the acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

	Amount	Amortization Period
Current assets	$1,449
Intangible assets-brand names	1,445	20 years
Intangible assets-customer relationships	1,393	10 years
Intangible assets-non-compete agreements	284	5 years
Goodwill	1,617
Current liabilities	(1,325)
Deferred tax liabilities	(781)

Total purchase price	$4,082

Chemdeop, Inc.
Acquired Assets and Assumed Liabilities Recorded at Fair Value

The acquisition was accounted for under the acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

Amount
Current assets	$666
Property, plant and equipment	36
Goodwill	712
Current liabilities	(64)

Total purchase price	$1,350